Business Segment Information - Summary of Business Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues		$ 18,448	$ 19,293		$ 17,311
Revenues from intersegment sales					0
Revenues		18,448	19,293		17,311
Operating profit or loss		1,740	1,480		(1,248)
Income from equity interests in associates and joint ventures		122	396		94
Net financial results		(952)	(856)		(504)
Net profit / (loss) before income tax		910	1,020	[1]	(1,658)	[1]
Income tax		(1,709)	1,373		381
Net (loss) / profit		(799)	2,393		(1,277)
Acquisitions of property, plant and equipment		4,909	5,600		6,191
Acquisitions of right-of-use assets		216	444		404
Increases from business combinations	[2]	1,015
Assets		29,439	29,391		25,035
Depreciation of property, plant and equipment	[3]	2,857	2,446		3,016
Amortization of intangible assets		61	43		37
Depreciation of right-of-use assets		286	270		220
Impairment of property, plant and equipment and inventories write-down	[4]		87		2,288
Net reversal of impairment losses of property, plant and equipment and inventories write-down		(4)	87		2,288
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues		89	50		32
Revenues from intersegment sales		7,486	8,225		7,211
Revenues		7,575	8,275		7,243
Operating profit or loss	[5]	410	515		(1,915)
Acquisitions of property, plant and equipment		3,697	4,177		4,717
Acquisitions of right-of-use assets		83	211		363
Increases from business combinations	[2]	822
Assets		13,167	12,795		10,869
Depreciation of property, plant and equipment	[3]	2,199	1,809		2,437
Amortization of intangible assets					0
Depreciation of right-of-use assets		150	154		131
Impairment of property, plant and equipment and inventories write-down	[4]		79		2,288
Operating segments [member] | Midstream and Downstream [member]
Disclosure of operating segments [line items]
Revenues		15,157	15,901		14,977
Revenues from intersegment sales		181	122		136
Revenues		15,338	16,023		15,113
Operating profit or loss		1,167	1,356		939
Income from equity interests in associates and joint ventures		38	46		9
Acquisitions of property, plant and equipment		1,024	1,233		1,285
Acquisitions of right-of-use assets		125	205		41
Increases from business combinations	[2]	193
Assets		11,093	10,758		9,734
Depreciation of property, plant and equipment	[3]	539	516		486
Amortization of intangible assets		38	29		30
Depreciation of right-of-use assets		131	115		89
Impairment of property, plant and equipment and inventories write-down	[4]		3
Operating segments [member] | LNG and Integrated Gas [Member]
Disclosure of operating segments [line items]
Revenues		1,643	1,633		1,523
Revenues from intersegment sales		322	294		291
Revenues		1,965	1,927		1,814
Operating profit or loss		(8)	(49)		(1)
Income from equity interests in associates and joint ventures		42	68		7
Acquisitions of property, plant and equipment		42	26		14
Acquisitions of right-of-use assets		0	0		0
Assets		735	720		651
Depreciation of property, plant and equipment	[3]	2	2		10
Amortization of intangible assets		0	0		0
Depreciation of right-of-use assets		0			0
Operating segments [member] | New Energies [Member]
Disclosure of operating segments [line items]
Revenues		835	895		407
Revenues from intersegment sales		8	9		21
Revenues		843	904		428
Operating profit or loss		432	106		(64)
Income from equity interests in associates and joint ventures		42	282		78
Acquisitions of property, plant and equipment		38	37		24
Acquisitions of right-of-use assets		0
Assets		2,502	2,524		1,877
Depreciation of property, plant and equipment	[3]	34	32		15
Amortization of intangible assets		12	13		7
Depreciation of right-of-use assets		0
Impairment of property, plant and equipment and inventories write-down	[4]		5
Net reversal of impairment losses of property, plant and equipment and inventories write-down		(4)
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues		724	814		372
Revenues from intersegment sales		1,122	1,038		765
Revenues		1,846	1,852		1,137
Operating profit or loss		(336)	(332)		(262)
Acquisitions of property, plant and equipment		108	127		151
Acquisitions of right-of-use assets		8	28
Assets		2,094	2,822		2,022
Depreciation of property, plant and equipment	[3]	83	87		68
Amortization of intangible assets		11	1
Depreciation of right-of-use assets		5	1		0
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from intersegment sales	[6]	(9,119)	(9,688)		(8,424)
Revenues	[6]	(9,119)	(9,688)		(8,424)
Operating profit or loss	[6]	75	(116)		55
Income from equity interests in associates and joint ventures	[6]	0	0		0
Acquisitions of property, plant and equipment	[6]	0	0
Acquisitions of right-of-use assets	[6]	0	0
Assets	[6]	(152)	(228)		(118)
Amortization of intangible assets	[6]	0	0		0
Depreciation of right-of-use assets	[6]	$ 0	0		0
Impairment of property, plant and equipment and inventories write-down	[4],[6]		$ 0		$ 0

[1]	See Note 2.d).
[2]	Corresponds to increases in property, plant, and equipment and intangible assets due to business combinations, see Notes 7 and 8.
[3]	Includes depreciation of charges for impairment of property, plant and equipment.
[4]	See Notes 8 and 26.
[5]	Includes (32), (133) and (21) of unproductive exploratory drillings as of December 31, 2025, 2024 and 2023, respectively
[6]	Corresponds to the eliminations among the business segments of the Group.